OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION
Schedule of other comprehensive income (loss) information related to the Company's derivatives and hedging instruments and pension and postretirement benefits

MILLIONS	2013	2012	2011

Derivative & Hedging Instruments
Unrealized gains (losses) on derivative & hedging instruments Amount recognized in AOCI	$4.7	$(1.9)	$(24.3)
(Gains) losses reclassified from AOCI into income
Sales	—	0.1	0.3
Cost of sales	0.8	(2.0)	4.7
SG&A	—	(0.2)	1.5
Interest expense, net	4.1	4.1	0.8
	4.9	2.0	7.3
Translation & other insignificant activity	0.9	0.5	(0.4)
Tax impact	(3.5)	(0.7)	7.2
Net of tax	$7.0	$(0.1)	$(10.2)
Pension & Postretirement Benefits
Amount recognized in AOCI
Current period net actuarial income (loss) and prior service costs	$528.2	$(238.6)	$(183.4)
Amount reclassified from AOCI
Amortization of net actuarial loss and prior service costs and benefits adjustments	72.9	50.3	36.1
	601.1	(188.3)	(147.3)
Tax impact	(218.2)	57.1	60.0
Net of tax	$382.9	$(131.2)	$(87.3)